Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Schedule Representing Cash and Cash Equivalents

	2024 £m	2023 £m
Cash and bank balances	3,428	3,247
Cash equivalents	1,869	1,412
	5,297	4,659

Summary of Cash and Cash Equivalents Denominated in the Functional Currency of the Subsidiary Undertaking or Other Currencies	Cash and cash equivalents are denominated in the functional currency of the subsidiary undertaking or other currencies as shown below:

	2024 £m	2023 £m
Functional currency	4,392	4,147
US dollar	651	373
Euro	115	81
Other currencies	139	58
	5,297	4,659

Summary of Net Cash and Cash Equivalents Shown After Deducting Bank Overdrafts and Accrued Interest	In the Group cash flow statement, net cash and cash equivalents are shown after deducting bank overdrafts and accrued interest where applicable, as follows:

	2024 £m	2023 £m
Cash and cash equivalents as above	5,297	4,659
Less overdrafts and accrued interest	(193)	(142)
Net cash and cash equivalents	5,104	4,517